Stock-Based Compensation - Incentive Plan Details (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Stock-Based Compensation
Number of additional shares for the plan	0	10,000,000	0
Stock based compensation, amortization period	4 years
Performance-based restricted shares
Stock-Based Compensation
Stock based compensation, amortization period	1 year
2023 Plan
Stock-Based Compensation
Ordinary shares reserved for issuance				10,000,000